Accounting Policies, Business segments	6 Months Ended
Jun. 30, 2025
Accounting Policy - Basis of Preparation/ Impact of changes in accounting principles [Abstract]
Accounting Policy - Business Segments [text block]	Business Segments Changes in the presentation for segments In the first quarter of 2025, Deutsche Bank amended the classification of revenues related to certain revenue sharing activities between the Corporate Bank and the Investment Bank to more accurately reflect the impacts on net interest income and net commission and fee income. These revenue sharing activities include the allocation of foreign exchange revenues with Corporate Bank clients, recorded in the Investment Bank, to the Corporate Bank, as well as the allocation of revenues related to relationship lending activities, recorded in the Corporate Bank, within the Corporate Bank and to the Investment Bank. Previously, both allocations were reported in remaining income, but are now directly classified in the respective revenue categories. The change did not result in a change of intersegment revenue allocation between the Corporate Bank and the Investment Bank and had no impact on the Group’s consolidated statement of income. Prior years‘ comparatives are presented in the current reporting structure.